Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 128,360	$ 136,081
Leasing margin	147,376	128,909
Transaction and other costs	0	(5,512)
Segment Reporting, Other Segment Item, Amount	2	(46)
Total leasing revenues:	383,040	371,285
Interest and debt expense	68,129	61,452
Storage and handling	10,068	17,956
Repair costs	2,592	2,737
Other operating expenses	2,159	2,054
Administrative expenses	24,126	21,809
Other (Income) Expense	230	287
Net trading margin	594	377
Net gain (loss) on sale of leasing equipment	10,694	14,622
Income (loss) before income taxes	158,666	138,350
Assets	9,033,535	11,048,862	$ 11,103,403
Purchases of leasing equipment and investments in finance leases	20,200	74,308
Equipment Leasing | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	128,166	135,875
Leasing margin	146,210	127,850
Total leasing revenues:	381,169	369,689
Interest and debt expense	67,879	61,288
Storage and handling	10,068	17,956
Repair costs	2,592	2,737
Other operating expenses	2,159	2,054
Administrative expenses	23,865	21,642
Other (Income) Expense	230	287
Net trading margin	0	0
Net gain (loss) on sale of leasing equipment	10,694	14,622
Assets	8,956,935	10,981,930
Purchases of leasing equipment and investments in finance leases	20,200	74,308
Equipment Trading | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	194	206
Leasing margin	1,166	1,059
Total leasing revenues:	1,871	1,596
Interest and debt expense	250	164
Storage and handling	0	0
Repair costs	0	0
Other operating expenses	0	0
Administrative expenses	261	167
Other (Income) Expense	0	0
Net trading margin	594	377
Net gain (loss) on sale of leasing equipment	0	0
Assets	76,600	66,932
Purchases of leasing equipment and investments in finance leases	$ 0	$ 0